Business Segments, Concentration of Credit Risk and Significant Customers - Significant Customers (Details) - customer	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Customer A
Significant Customers
Percentage of concentration risk	43.00%		44.00%
Customer B
Significant Customers
Percentage of concentration risk	24.00%	41.00%	15.00%	47.00%
Customer C
Significant Customers
Percentage of concentration risk	15.00%	25.00%	15.00%	23.00%
Customer D
Significant Customers
Percentage of concentration risk		13.00%		12.00%
Net accounts receivable | Credit concentration | One customer
Significant Customers
Percentage of concentration risk			78.00%		72.00%
Number of customers	3		3		1